Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Revenue Recognition
	Six-month period ended June 30, 2017
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$-	$-	$2,930	$-	$2,930
Time charter revenues	20,714	3,819	676	50	25,259
Total Revenues	$20,714	$3,819	$3,606	$50	$28,189

	Six-month period ended June 30, 2018
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$689	$-	$17,889	$-	$18,578
Time charter revenues	44,592	-	3,258	20,883	68,733
Total Revenues	$45,281	$-	$21,147	$20,883	$87,311

Trade Accounts Receivable & Contract Liabilities
	December 31, 2017	June 30, 2018
Trade Accounts Receivable, net of allowance for doubtful receivables	$14,526	$15,942

Deferred Revenue	$865	$-